Concentration of Major Customers (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Major Customer One [Member] | Revenue from Services Business [Member]
Concentration Risk [Line Items]
Customers risk percentage	14.00%
Customer Concentration Risk [Member] | Major Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage	38.00%	30.00%
Customer Concentration Risk [Member] | Major Customer One [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage		30.00%	28.00%
Customer Concentration Risk [Member] | Major Customer One [Member] | Revenue From Supply Chain [Member]
Concentration Risk [Line Items]
Customers risk percentage		23.00%	44.00%
Customer Concentration Risk [Member] | Major Customer Two [Member] | Revenue from Services Business [Member]
Concentration Risk [Line Items]
Customers risk percentage	12.00%
Customer Concentration Risk [Member] | Major Customer Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage	37.00%
Customer Concentration Risk [Member] | Major Customer Two [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage		14.00%	19.00%
Customer Concentration Risk [Member] | Major Customer Two [Member] | Revenue From Supply Chain [Member]
Concentration Risk [Line Items]
Customers risk percentage		13.00%	12.00%
Customer Concentration Risk [Member] | Major Customer Three [Member] | Revenue from Services Business [Member]
Concentration Risk [Line Items]
Customers risk percentage	12.00%
Customer Concentration Risk [Member] | Major Customer Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage	25.00%
Customer Concentration Risk [Member] | Major Customer Three [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage		13.00%	15.00%
Customer Concentration Risk [Member] | Major Customer four [Member] | Revenue from Services Business [Member]
Concentration Risk [Line Items]
Customers risk percentage	11.00%
Customer Concentration Risk [Member] | Major Customer four [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage		13.00%	11.00%
Credit Concentration Risk [Member] | Major Customer Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage		17.00%
Credit Concentration Risk [Member] | Major Customer Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage		10.00%